American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Fixed Income Fund
May 31, 2022

Avantis Core Fixed Income Fund - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 69.6%
Aerospace and Defense — 1.5%
General Dynamics Corp., 3.625%, 4/1/30	314,000	311,115
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	30,000	28,772
Lockheed Martin Corp., 3.55%, 1/15/26	48,000	48,750
Northrop Grumman Corp., 3.25%, 1/15/28	42,000	40,764
Precision Castparts Corp., 3.25%, 6/15/25	42,000	42,192
Textron, Inc., 4.00%, 3/15/26	30,000	30,062
Textron, Inc., 2.45%, 3/15/31	42,000	35,458
		537,113
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., 3.90%, 4/1/25	100,000	101,922
Airlines — 0.8%
Southwest Airlines Co., 5.125%, 6/15/27	102,000	106,452
Southwest Airlines Co., 2.625%, 2/10/30	37,000	32,400
United Airlines 2019-2 Class AA Pass Through Trust, 2.70%, 11/1/33	182,010	158,830
		297,682
Auto Components — 0.3%
BorgWarner, Inc., 2.65%, 7/1/27	48,000	44,669
Lear Corp., 3.50%, 5/30/30	90,000	81,256
		125,925
Automobiles — 0.7%
American Honda Finance Corp., 1.00%, 9/10/25	60,000	55,543
American Honda Finance Corp., 2.35%, 1/8/27	48,000	45,481
General Motors Financial Co., Inc., 5.10%, 1/17/24	27,000	27,665
General Motors Financial Co., Inc., 4.00%, 1/15/25	65,000	65,220
Toyota Motor Credit Corp., 3.375%, 4/1/30	30,000	28,901
Toyota Motor Credit Corp., 1.65%, 1/10/31	38,000	31,699
		254,509
Banks — 8.5%
African Development Bank, 0.875%, 7/22/26	100,000	91,941
Asian Development Bank, 0.25%, 10/6/23	25,000	24,290
Asian Development Bank, 0.625%, 10/8/24	150,000	142,886
Asian Development Bank, 0.375%, 9/3/25	50,000	46,184
Asian Development Bank, 2.375%, 8/10/27	16,000	15,586
Asian Development Bank, 2.75%, 1/19/28	50,000	49,508
Asian Infrastructure Investment Bank, 0.50%, 5/28/25	150,000	139,553
Bank of Nova Scotia, 3.40%, 2/11/24	68,000	68,308
Council Of Europe Development Bank, 0.25%, 10/20/23	50,000	48,363
Council Of Europe Development Bank, 2.50%, 2/27/24	25,000	24,995
European Bank for Reconstruction & Development, 0.50%, 1/28/26	100,000	91,793
European Investment Bank, 1.375%, 3/15/27	200,000	186,627
Fifth Third Bancorp, 3.65%, 1/25/24	66,000	66,498
Inter-American Development Bank, 2.625%, 1/16/24	50,000	50,075
Inter-American Development Bank, 0.625%, 7/15/25	150,000	140,234
Inter-American Development Bank, 3.125%, 9/18/28	60,000	60,382
International Bank for Reconstruction & Development, 2.50%, 7/29/25	125,000	123,825
International Bank for Reconstruction & Development, 0.50%, 10/28/25	75,000	69,344
International Bank for Reconstruction & Development, 0.875%, 7/15/26	25,000	23,074
International Bank for Reconstruction & Development, 0.75%, 11/24/27	60,000	53,375

Kreditanstalt fuer Wiederaufbau, 1.25%, 1/31/25	25,000	24,045
Landwirtschaftliche Rentenbank, 0.50%, 5/27/25	125,000	116,861
Lloyds Banking Group plc, 4.375%, 3/22/28	250,000	249,227
National Australia Bank Ltd., 3.375%, 1/14/26	350,000	348,130
Oesterreichische Kontrollbank AG, 1.50%, 2/12/25	125,000	120,894
PNC Bank N.A., 3.10%, 10/25/27	250,000	242,881
Santander Holdings USA, Inc., 3.45%, 6/2/25	36,000	35,415
Santander Holdings USA, Inc., 4.40%, 7/13/27	36,000	35,677
Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23	30,000	30,393
US Bancorp, 3.95%, 11/17/25	97,000	98,932
Wells Fargo & Co., 3.55%, 9/29/25	66,000	66,027
Westpac Banking Corp., 2.85%, 5/13/26	70,000	68,086
Westpac Banking Corp., 3.35%, 3/8/27	145,000	142,571
		3,095,980
Beverages — 1.3%
Anheuser-Busch InBev Worldwide, Inc., 5.875%, 6/15/35	110,000	122,718
Constellation Brands, Inc., 4.65%, 11/15/28	175,000	177,542
Molson Coors Beverage Co., 3.00%, 7/15/26	73,000	70,350
PepsiCo, Inc., 3.00%, 10/15/27	73,000	72,761
PepsiCo, Inc., 1.40%, 2/25/31	31,000	25,998
		469,369
Biotechnology — 0.6%
AbbVie, Inc., 4.50%, 5/14/35	136,000	136,995
Biogen, Inc., 2.25%, 5/1/30	78,000	65,986
		202,981
Building Products — 0.4%
Owens Corning, 3.875%, 6/1/30	150,000	142,424
Capital Markets — 4.6%
BlackRock, Inc., 3.25%, 4/30/29	12,000	11,617
BlackRock, Inc., 2.10%, 2/25/32	75,000	63,900
Brookfield Finance, Inc., 3.90%, 1/25/28	66,000	64,597
Brookfield Finance, Inc., 4.35%, 4/15/30	120,000	118,486
Cboe Global Markets, Inc., 3.65%, 1/12/27	200,000	199,988
Charles Schwab Corp., 3.20%, 3/2/27	30,000	29,457
Charles Schwab Corp., 2.75%, 10/1/29	55,000	50,586
Charles Schwab Corp., 1.95%, 12/1/31	120,000	99,923
Intercontinental Exchange, Inc., 3.10%, 9/15/27	240,000	231,272
Jefferies Group LLC, 6.25%, 1/15/36	40,000	41,703
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	100,000	94,035
Lazard Group LLC, 4.375%, 3/11/29	250,000	244,010
Morgan Stanley, 3.875%, 1/27/26	250,000	250,786
S&P Global, Inc., 2.95%, 1/22/27	25,000	24,321
S&P Global, Inc., 2.45%, 3/1/27(1)	173,000	164,367
		1,689,048
Chemicals — 1.8%
CF Industries, Inc., 5.15%, 3/15/34	138,000	141,896
EI du Pont de Nemours and Co., 2.30%, 7/15/30	30,000	26,682
Huntsman International LLC, 4.50%, 5/1/29	250,000	248,614
Linde, Inc., 3.20%, 1/30/26	48,000	48,091
Mosaic Co., 5.45%, 11/15/33	60,000	64,330
RPM International, Inc., 4.55%, 3/1/29	64,000	63,647
Westlake Corp., 3.60%, 8/15/26	42,000	41,671
Westlake Corp., 3.375%, 6/15/30	30,000	27,874
		662,805

Communications Equipment — 0.5%
Motorola Solutions, Inc., 4.60%, 5/23/29	200,000	196,394
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.90%, 10/1/30	30,000	26,073
Consumer Finance — 0.7%
Ally Financial, Inc., 5.80%, 5/1/25	120,000	125,565
Ally Financial, Inc., 2.20%, 11/2/28	135,000	114,809
		240,374
Diversified Financial Services — 0.1%
Equitable Holdings, Inc., 4.35%, 4/20/28	30,000	30,113
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 8.25%, 9/15/30	24,000	29,800
Electric Utilities — 4.3%
Baltimore Gas and Electric Co., 2.25%, 6/15/31	140,000	122,244
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	12,000	12,281
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	120,000	147,273
DTE Electric Co., Series C, 2.625%, 3/1/31	66,000	59,710
Duke Energy Carolinas LLC, Series A, 6.00%, 12/1/28	30,000	33,171
Duke Energy Indiana LLC, 6.12%, 10/15/35	45,000	50,033
Duke Energy Ohio, Inc., 2.125%, 6/1/30	36,000	31,049
Duke Energy Progress LLC, 3.40%, 4/1/32	250,000	238,889
Edison International, 3.55%, 11/15/24	65,000	64,532
Edison International, 4.95%, 4/15/25	70,000	71,629
Entergy Arkansas LLC, 4.00%, 6/1/28	32,000	32,131
Entergy Louisiana LLC, 3.05%, 6/1/31	33,000	30,410
Entergy Mississippi LLC, 2.85%, 6/1/28	160,000	150,594
IPALCO Enterprises, Inc., 4.25%, 5/1/30	57,000	54,351
MidAmerican Energy Co., 6.75%, 12/30/31	70,000	84,970
PacifiCorp, 2.70%, 9/15/30	54,000	49,101
PPL Electric Utilities Corp., 6.25%, 5/15/39	18,000	21,193
Public Service Co. of New Hampshire, 2.20%, 6/15/31	140,000	121,894
Public Service Electric and Gas Co., 3.00%, 5/15/27	36,000	35,105
Puget Energy, Inc., 4.10%, 6/15/30	66,000	63,023
Union Electric Co., 2.95%, 3/15/30	68,000	63,320
Wisconsin Power and Light Co., 3.00%, 7/1/29	24,000	22,499
		1,559,402
Electrical Equipment — 0.9%
Rockwell Automation, Inc., 1.75%, 8/15/31	400,000	335,049
Electronic Equipment, Instruments and Components — 1.0%
Avnet, Inc., 4.625%, 4/15/26	115,000	115,912
Flex Ltd., 3.75%, 2/1/26	30,000	29,484
Flex Ltd., 4.875%, 5/12/30	24,000	23,666
Jabil, Inc., 3.00%, 1/15/31	30,000	26,036
TD SYNNEX Corp., 2.65%, 8/9/31(1)	150,000	122,592
Trimble, Inc., 4.90%, 6/15/28	62,000	62,451
		380,141
Energy Equipment and Services — 0.4%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/27	30,000	29,112
Schlumberger Finance Canada Ltd., 1.40%, 9/17/25	70,000	66,125
Schlumberger Investment SA, 2.65%, 6/26/30	66,000	59,809
		155,046
Entertainment — 0.1%
TWDC Enterprises 18 Corp., 7.00%, 3/1/32	45,000	55,025
Equity Real Estate Investment Trusts (REITs) — 6.7%
American Homes 4 Rent LP, 4.25%, 2/15/28	66,000	64,795

American Tower Corp., 3.60%, 1/15/28	66,000	62,914
American Tower Corp., 2.90%, 1/15/30	100,000	87,960
AvalonBay Communities, Inc., 3.20%, 1/15/28	24,000	23,187
AvalonBay Communities, Inc., 3.30%, 6/1/29	75,000	71,891
AvalonBay Communities, Inc., 2.05%, 1/15/32	175,000	150,182
Boston Properties LP, 3.65%, 2/1/26	250,000	247,595
Brixmor Operating Partnership LP, 3.65%, 6/15/24	69,000	68,657
Brixmor Operating Partnership LP, 4.05%, 7/1/30	100,000	94,089
Camden Property Trust, 3.15%, 7/1/29	85,000	80,152
Corporate Office Properties LP, 2.25%, 3/15/26	72,000	66,470
Crown Castle International Corp., 3.30%, 7/1/30	250,000	228,160
Equinix, Inc., 2.00%, 5/15/28	125,000	110,032
ERP Operating LP, 3.25%, 8/1/27	90,000	87,454
ERP Operating LP, 3.00%, 7/1/29	125,000	117,250
Highwoods Realty LP, 4.125%, 3/15/28	33,000	32,405
Highwoods Realty LP, 2.60%, 2/1/31	36,000	30,679
Host Hotels & Resorts LP, 4.50%, 2/1/26	125,000	125,084
Kilroy Realty LP, 2.50%, 11/15/32	79,000	63,909
Prologis LP, 2.125%, 4/15/27	110,000	103,126
Prologis LP, 2.25%, 4/15/30	115,000	101,580
Realty Income Corp., 3.65%, 1/15/28	36,000	35,429
Simon Property Group LP, 6.75%, 2/1/40	30,000	35,561
Tanger Properties LP, 2.75%, 9/1/31	150,000	122,161
Ventas Realty LP, 4.75%, 11/15/30	66,000	67,057
Vornado Realty LP, 3.40%, 6/1/31	190,000	166,294
		2,444,073
Food and Staples Retailing — 0.8%
Costco Wholesale Corp., 3.00%, 5/18/27	125,000	123,739
Sysco Corp., 5.375%, 9/21/35	125,000	133,739
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	5,000	4,953
Walgreens Boots Alliance, Inc., 3.20%, 4/15/30	30,000	27,761
		290,192
Food Products — 1.0%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	66,000	63,616
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	73,000	70,743
Bunge Ltd. Finance Corp., 2.75%, 5/14/31	100,000	86,850
Campbell Soup Co., 4.15%, 3/15/28	64,000	64,010
Conagra Brands, Inc., 4.85%, 11/1/28	75,000	76,088
		361,307
Gas Utilities — 0.3%
National Fuel Gas Co., 5.50%, 1/15/26	45,000	46,506
National Fuel Gas Co., 4.75%, 9/1/28	35,000	34,843
Southern California Gas Co., 2.55%, 2/1/30	35,000	31,545
		112,894
Health Care Equipment and Supplies — 0.5%
Abbott Laboratories, 3.875%, 9/15/25	125,000	128,134
Edwards Lifesciences Corp., 4.30%, 6/15/28	26,000	26,360
Medtronic, Inc., 4.375%, 3/15/35	30,000	31,268
		185,762
Health Care Providers and Services — 1.8%
Adventist Health System, 2.95%, 3/1/29	167,000	153,933
Cardinal Health, Inc., 3.08%, 6/15/24	30,000	29,868
Cigna Corp., 3.05%, 10/15/27	65,000	62,349
CVS Health Corp., 1.875%, 2/28/31	53,000	44,059

CVS Health Corp., 4.875%, 7/20/35	70,000	72,278
HCA, Inc., 5.25%, 6/15/26	60,000	62,239
HCA, Inc., 4.125%, 6/15/29	66,000	63,998
UnitedHealth Group, Inc., 3.45%, 1/15/27	24,000	24,029
UnitedHealth Group, Inc., 3.375%, 4/15/27	125,000	124,685
UnitedHealth Group, Inc., 4.625%, 7/15/35	24,000	25,158
		662,596
Hotels, Restaurants and Leisure — 0.6%
Expedia Group, Inc., 3.25%, 2/15/30	160,000	141,456
Marriott International, Inc., 4.625%, 6/15/30	75,000	74,353
		215,809
Household Durables — 0.5%
DR Horton, Inc., 1.40%, 10/15/27	150,000	129,792
Whirlpool Corp., 4.00%, 3/1/24	54,000	54,939
		184,731
Household Products — 1.1%
Kimberly-Clark Corp., 3.20%, 4/25/29	400,000	387,117
Industrial Conglomerates — 0.8%
3M Co., 3.375%, 3/1/29	250,000	245,672
3M Co., 5.70%, 3/15/37	18,000	20,859
Honeywell International, Inc., 5.70%, 3/15/36	24,000	27,857
		294,388
Insurance — 1.8%
Aflac, Inc., 3.60%, 4/1/30	75,000	73,107
Assurant, Inc., 3.70%, 2/22/30	250,000	228,866
Athene Holding Ltd., 6.15%, 4/3/30	135,000	142,866
Chubb INA Holdings, Inc., 1.375%, 9/15/30	36,000	29,665
Chubb INA Holdings, Inc., 6.70%, 5/15/36	75,000	92,487
MetLife, Inc., 3.60%, 11/13/25	97,000	97,774
		664,765
Interactive Media and Services — 0.1%
Alphabet, Inc., 0.80%, 8/15/27	48,000	42,817
Internet and Direct Marketing Retail — 0.4%
Amazon.com, Inc., 5.20%, 12/3/25	30,000	31,874
Amazon.com, Inc., 4.80%, 12/5/34	100,000	108,892
		140,766
IT Services — 2.0%
Global Payments, Inc., 4.45%, 6/1/28	150,000	148,771
International Business Machines Corp., 3.50%, 5/15/29	200,000	193,331
International Business Machines Corp., 1.95%, 5/15/30	111,000	95,263
VeriSign, Inc., 5.25%, 4/1/25	250,000	259,432
Visa, Inc., 1.10%, 2/15/31	30,000	24,488
		721,285
Leisure Products — 0.2%
Hasbro, Inc., 3.50%, 9/15/27	67,000	64,675
Machinery — 1.7%
ABB Finance USA, Inc., 3.80%, 4/3/28	64,000	64,122
Caterpillar Financial Services Corp., 1.10%, 9/14/27	30,000	26,693
John Deere Capital Corp., 3.05%, 1/6/28	102,000	99,387
Kennametal, Inc., 4.625%, 6/15/28	65,000	65,607
Oshkosh Corp., 4.60%, 5/15/28	64,000	64,599
Oshkosh Corp., 3.10%, 3/1/30	200,000	174,953
Otis Worldwide Corp., 2.57%, 2/15/30	150,000	132,168
		627,529

Media — 1.4%
Comcast Corp., 4.25%, 10/15/30	210,000	214,232
Discovery Communications LLC, 3.95%, 3/20/28	80,000	77,217
Fox Corp., 3.05%, 4/7/25	130,000	128,223
Walt Disney Co., 2.00%, 9/1/29	42,000	37,131
Walt Disney Co., 6.55%, 3/15/33	40,000	47,548
		504,351
Metals and Mining — 1.6%
Barrick Gold Corp., 6.45%, 10/15/35	100,000	115,751
Kinross Gold Corp., 4.50%, 7/15/27	42,000	42,382
Newmont Corp., 5.875%, 4/1/35	125,000	137,848
Steel Dynamics, Inc., 3.25%, 1/15/31	179,000	162,681
Teck Resources Ltd., 6.125%, 10/1/35	115,000	126,794
		585,456
Multi-Utilities — 0.4%
Dominion Energy, Inc., 5.95%, 6/15/35	100,000	109,740
San Diego Gas & Electric Co., 1.70%, 10/1/30	37,000	31,173
		140,913
Multiline Retail — 0.4%
Dollar Tree, Inc., 4.00%, 5/15/25	65,000	65,685
Dollar Tree, Inc., 4.20%, 5/15/28	30,000	29,939
Target Corp., 2.65%, 9/15/30	42,000	38,617
		134,241
Oil, Gas and Consumable Fuels — 7.3%
Boardwalk Pipelines LP, 4.80%, 5/3/29	50,000	49,519
BP Capital Markets America, Inc., 3.12%, 5/4/26	250,000	246,283
Burlington Resources LLC, 7.40%, 12/1/31	18,000	22,400
Canadian Natural Resources Ltd., 2.95%, 7/15/30	29,000	26,112
Canadian Natural Resources Ltd., 5.85%, 2/1/35	60,000	62,771
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	63,000	64,998
Chevron Corp., 1.55%, 5/11/25	42,000	40,297
Chevron Corp., 3.33%, 11/17/25	125,000	125,845
Chevron USA, Inc., 3.85%, 1/15/28	26,000	26,469
ConocoPhillips Co., 6.95%, 4/15/29	85,000	100,617
Continental Resources, Inc., 4.375%, 1/15/28	250,000	245,480
Devon Energy Corp., 4.50%, 1/15/30	133,000	131,292
Enbridge, Inc., 3.125%, 11/15/29	42,000	38,994
Enterprise Products Operating LLC, 3.70%, 2/15/26	18,000	18,050
EOG Resources, Inc., 4.15%, 1/15/26	200,000	204,860
Equinor ASA, 2.875%, 4/6/25	44,000	43,752
Equinor ASA, 1.75%, 1/22/26	70,000	66,175
Exxon Mobil Corp., 2.44%, 8/16/29	54,000	49,889
Exxon Mobil Corp., 3.48%, 3/19/30	250,000	246,340
Kinder Morgan, Inc., 5.30%, 12/1/34	18,000	18,476
Marathon Petroleum Corp., 4.70%, 5/1/25	24,000	24,648
MPLX LP, 2.65%, 8/15/30	30,000	26,081
ONEOK, Inc., 6.35%, 1/15/31	35,000	38,168
ONEOK, Inc., 6.00%, 6/15/35	60,000	61,305
Phillips 66, 3.90%, 3/15/28	24,000	23,818
Pioneer Natural Resources Co., 1.90%, 8/15/30	30,000	25,208
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	151,000	139,388
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30	68,000	67,849
Shell International Finance BV, 3.25%, 5/11/25	18,000	18,113
Shell International Finance BV, 2.50%, 9/12/26	66,000	64,116
Shell International Finance BV, 2.375%, 11/7/29	110,000	99,863

Shell International Finance BV, 4.125%, 5/11/35	12,000	11,958
TransCanada PipeLines Ltd., 4.25%, 5/15/28	149,000	150,087
Valero Energy Corp., 6.625%, 6/15/37	30,000	34,241
Valero Energy Partners LP, 4.50%, 3/15/28	26,000	26,110
Williams Cos., Inc., 4.00%, 9/15/25	18,000	18,078
		2,657,650
Paper and Forest Products — 0.3%
WestRock MWV LLC, 7.95%, 2/15/31	100,000	122,931
Personal Products — 0.1%
Estee Lauder Cos., Inc., 1.95%, 3/15/31	57,000	48,968
Pharmaceuticals — 1.7%
Astrazeneca Finance LLC, 2.25%, 5/28/31	50,000	44,405
AstraZeneca plc, 0.70%, 4/8/26	140,000	126,722
Bristol-Myers Squibb Co., 1.45%, 11/13/30	46,000	38,513
Eli Lilly & Co., 3.375%, 3/15/29	16,000	15,868
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	36,000	44,944
Johnson & Johnson, 0.55%, 9/1/25	24,000	22,325
Johnson & Johnson, 2.90%, 1/15/28	54,000	53,000
Merck & Co., Inc., 0.75%, 2/24/26	42,000	38,588
Novartis Capital Corp., 3.10%, 5/17/27	66,000	65,599
Novartis Capital Corp., 2.20%, 8/14/30	36,000	32,453
Royalty Pharma PLC, 2.20%, 9/2/30	73,000	60,964
Sanofi, 3.625%, 6/19/28	65,000	65,489
		608,870
Semiconductors and Semiconductor Equipment — 3.3%
Broadcom, Inc., 4.15%, 11/15/30	100,000	95,007
Broadcom, Inc., 3.42%, 4/15/33(1)	75,000	64,673
Intel Corp., 3.90%, 3/25/30	60,000	60,486
Lam Research Corp., 4.00%, 3/15/29	250,000	251,060
Marvell Technology, Inc., 2.45%, 4/15/28	250,000	223,245
Micron Technology, Inc., 4.66%, 2/15/30	150,000	149,313
NXP BV / NXP Funding LLC, 5.55%, 12/1/28	24,000	24,984
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25	125,000	120,029
NXP BV / NXP Funding, LLC / NXP USA, Inc., 3.40%, 5/1/30(1)	150,000	138,929
QUALCOMM, Inc., 3.25%, 5/20/27	66,000	65,606
		1,193,332
Software — 0.6%
Adobe, Inc., 2.30%, 2/1/30	35,000	31,482
Oracle Corp., 3.25%, 5/15/30	75,000	66,698
Roper Technologies, Inc., 1.40%, 9/15/27	73,000	64,245
VMware, Inc., 4.70%, 5/15/30	60,000	59,521
		221,946
Specialty Retail — 0.8%
AutoNation, Inc., 3.80%, 11/15/27	40,000	38,630
AutoNation, Inc., 4.75%, 6/1/30	24,000	23,449
Home Depot, Inc., 2.80%, 9/14/27	66,000	64,021
Home Depot, Inc., 2.70%, 4/15/30	150,000	139,173
TJX Cos., Inc., 1.15%, 5/15/28	30,000	26,023
		291,296
Technology Hardware, Storage and Peripherals — 1.2%
Apple, Inc., 3.20%, 5/11/27	12,000	12,011
Apple, Inc., 2.20%, 9/11/29	18,000	16,570
Apple, Inc., 1.65%, 5/11/30	48,000	41,867
Apple, Inc., 1.70%, 8/5/31	225,000	192,840
HP, Inc., 3.40%, 6/17/30	42,000	37,829

HP, Inc., 4.20%, 4/15/32	150,000	139,937
		441,054
Textiles, Apparel and Luxury Goods — 0.4%
NIKE, Inc., 2.85%, 3/27/30	150,000	141,433
Transportation Infrastructure — 0.2%
FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 8/20/35	67,145	59,142
Wireless Telecommunication Services — 0.6%
T-Mobile USA, Inc., 3.875%, 4/15/30	100,000	96,265
Vodafone Group plc, 6.25%, 11/30/32	100,000	112,750
		209,015
TOTAL CORPORATE BONDS (Cost $26,850,402)		25,348,479
U.S. TREASURY SECURITIES AND EQUIVALENTS — 27.2%
Israel Government AID Bond, 5.50%, 9/18/23	25,000	26,014
U.S. Treasury Bonds, 7.625%, 2/15/25	245,000	276,697
U.S. Treasury Bonds, 6.125%, 11/15/27	250,000	290,771
U.S. Treasury Bonds, 5.50%, 8/15/28	85,000	97,577
U.S. Treasury Bonds, 5.375%, 2/15/31	80,000	95,458
U.S. Treasury Bonds, 2.25%, 5/15/41	125,000	106,389
U.S. Treasury Bonds, 2.00%, 11/15/41	135,000	109,666
U.S. Treasury Bonds, 3.125%, 11/15/41	120,000	117,413
U.S. Treasury Bonds, 2.375%, 2/15/42	180,000	155,897
U.S. Treasury Bonds, 3.00%, 5/15/42	475,000	454,089
U.S. Treasury Bonds, 3.375%, 5/15/44	285,000	286,826
U.S. Treasury Bonds, 2.50%, 2/15/45	600,000	518,836
U.S. Treasury Bonds, 2.875%, 8/15/45(3)	185,000	171,183
U.S. Treasury Notes, 0.125%, 2/15/24	105,000	101,028
U.S. Treasury Notes, 2.125%, 3/31/24	205,000	203,719
U.S. Treasury Notes, 0.375%, 8/15/24	375,000	357,363
U.S. Treasury Notes, 1.75%, 12/31/24	380,000	371,264
U.S. Treasury Notes, 2.50%, 1/31/25	355,000	353,225
U.S. Treasury Notes, 1.50%, 2/15/25	320,000	309,938
U.S. Treasury Notes, 2.75%, 2/28/25	375,000	375,513
U.S. Treasury Notes, 0.50%, 3/31/25	375,000	352,463
U.S. Treasury Notes, 0.375%, 4/30/25	430,000	401,823
U.S. Treasury Notes, 0.25%, 5/31/25	355,000	329,741
U.S. Treasury Notes, 2.75%, 8/31/25	500,000	499,941
U.S. Treasury Notes, 0.375%, 1/31/26(3)	680,000	622,837
U.S. Treasury Notes, 0.50%, 2/28/26	355,000	325,990
U.S. Treasury Notes, 2.50%, 2/28/26	180,000	178,193
U.S. Treasury Notes, 0.625%, 7/31/26	90,000	82,262
U.S. Treasury Notes, 1.50%, 8/15/26	135,000	127,891
U.S. Treasury Notes, 2.25%, 2/15/27	125,000	121,743
U.S. Treasury Notes, 0.625%, 11/30/27	320,000	283,625
U.S. Treasury Notes, 0.75%, 1/31/28	340,000	302,321
U.S. Treasury Notes, 1.25%, 3/31/28	125,000	114,072
U.S. Treasury Notes, 1.375%, 10/31/28	570,000	519,435
U.S. Treasury Notes, 2.375%, 5/15/29	215,000	208,248
U.S. Treasury Notes, 1.625%, 8/15/29	105,000	96,723
U.S. Treasury Notes, 0.875%, 11/15/30	145,000	123,709
U.S. Treasury Notes, 1.125%, 2/15/31	70,000	60,777
U.S. Treasury Notes, 1.875%, 2/15/32	395,000	362,104
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $10,262,687)		9,892,764

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 21.3%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 21.3%
GNMA, 3.00%, TBA	400,000	385,906
GNMA, 3.50%, TBA	250,000	247,734
GNMA, 4.50%, TBA	200,000	204,469
GNMA, 3.00%, TBA	850,000	818,590
GNMA, 4.50%, TBA	200,000	203,720
UMBS, 2.00%, TBA	250,000	236,230
UMBS, 2.50%, TBA	250,000	242,046
UMBS, 3.50%, TBA	350,000	352,399
UMBS, 2.00%, TBA	250,000	235,918
UMBS, 2.50%, TBA	500,000	483,252
UMBS, 3.00%, TBA	200,000	197,078
UMBS, 3.50%, TBA	500,000	502,256
UMBS, 2.50%, TBA	150,000	138,047
UMBS, 3.50%, TBA	350,000	343,000
UMBS, 4.00%, TBA	100,000	99,969
UMBS, 4.50%, TBA	300,000	305,297
UMBS, 2.50%, TBA	200,000	183,724
UMBS, 3.00%, TBA	1,100,000	1,045,915
UMBS, 3.50%, TBA	850,000	831,177
UMBS, 4.00%, TBA	300,000	299,184
UMBS, 4.50%, TBA	400,000	405,922
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $7,741,537)		7,761,833
U.S. GOVERNMENT AGENCY SECURITIES — 2.3%
FHLB, 3.125%, 6/13/25	175,000	176,798
FHLB, 3.25%, 11/16/28	100,000	101,656
FHLMC, 0.375%, 7/21/25	35,000	32,507
FNMA, 0.375%, 8/25/25	25,000	23,146
FNMA, 1.875%, 9/24/26	100,000	95,999
FNMA, 7.125%, 1/15/30	150,000	190,867
Tennessee Valley Authority, 0.75%, 5/15/25	225,000	211,973
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $849,806)		832,946
SHORT-TERM INVESTMENTS — 11.9%
Money Market Funds — 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,076,712	1,076,712
Treasury Bills — 8.9%
U.S. Treasury Bills, 0.75%, 7/5/22(2)	500,000	499,681
U.S. Treasury Bills, 0.86%, 7/26/22(2)	1,750,000	1,747,725
U.S. Treasury Cash Management Bills, 1.25%, 9/6/22(2)	1,000,000	996,932
		3,244,338
TOTAL SHORT-TERM INVESTMENTS (Cost $4,320,790)		4,321,050
TOTAL INVESTMENT SECURITIES — 132.3% (Cost $50,025,222)		48,157,072
OTHER ASSETS AND LIABILITIES — (32.3)%		(11,762,617)
TOTAL NET ASSETS — 100.0%		$36,394,455

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	6	September 2022	$836,625	$(7,032)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 38	Sell	1.00%	6/20/27	$1,000,000	$9,370	$1,878	$11,248
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
CDX	-	Credit Derivatives Indexes
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $490,561, which represented 1.3% of total net assets.
(2)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $54,368.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	25,348,479	—
U.S. Treasury Securities and Equivalents	—	9,892,764	—
U.S. Government Agency Mortgage-Backed Securities	—	7,761,833	—
U.S. Government Agency Securities	—	832,946	—
Short-Term Investments	1,076,712	3,244,338	—
	1,076,712	47,080,360	—
Other Financial Instruments
Swap Agreements	—	11,248	—
Liabilities
Other Financial Instruments
Futures Contracts	7,032	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.